Exhibit 99
Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	Nov-14
Payment Date	12/15/2014
Transaction Month	25
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,096,048,240.42	51,209	56.40 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$234,900,000.00	0.22000%	15-Dec-13
Class A-2 Notes	$342,700,000.00	0.400%	15-Sep-15
Class A-3 Notes	$326,200,000.00	0.510%	15-Apr-17
Class A-4 Notes	$95,610,000.00	0.670%	15-Mar-18
Class B Notes	$31,560,000.00	1.010%	15-May-18
Class C Notes	$21,040,000.00	1.230%	15-Aug-18
Class D Notes	$21,040,000.00	1.970%	15-May-19
Total	$1,073,050,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,210,115.74

Principal:
Principal Collections	$10,823,407.81
Prepayments in Full	$5,611,679.42
Liquidation Proceeds	$199,655.23
Recoveries	$11,484.55
Sub Total	$16,646,227.01
Collections	$17,856,342.75

Purchase Amounts:
Purchase Amounts Related to Principal	$335,658.20
Purchase Amounts Related to Interest	$1,678.67
Sub Total	$337,336.87

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$18,193,679.62

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	Nov-14
Payment Date	12/15/2014
Transaction Month	25
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$18,193,679.62
Servicing Fee	$322,166.32	$322,166.32	$0.00	$0.00	$17,871,513.30
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$17,871,513.30
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$17,871,513.30
Interest - Class A-3 Notes	$85,754.66	$85,754.66	$0.00	$0.00	$17,785,758.64
Interest - Class A-4 Notes	$53,382.25	$53,382.25	$0.00	$0.00	$17,732,376.39
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,732,376.39
Interest - Class B Notes	$26,563.00	$26,563.00	$0.00	$0.00	$17,705,813.39
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,705,813.39
Interest - Class C Notes	$21,566.00	$21,566.00	$0.00	$0.00	$17,684,247.39
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,684,247.39
Interest - Class D Notes	$34,540.67	$34,540.67	$0.00	$0.00	$17,649,706.72
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$17,649,706.72
Regular Principal Payment	$16,007,197.67	$16,007,197.67	$0.00	$0.00	$1,642,509.05
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,642,509.05
Residuel Released to Depositor	$0.00	$1,642,509.05	$0.00	$0.00	$0.00
Total		$18,193,679.62

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$16,007,197.67
Total					$16,007,197.67
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$16,007,197.67	$49.07	$85,754.66	$0.26	$16,092,952.33	$49.33
Class A-4 Notes	$0.00	$0.00	$53,382.25	$0.56	$53,382.25	$0.56
Class B Notes	$0.00	$0.00	$26,563.00	$0.84	$26,563.00	$0.84
Class C Notes	$0.00	$0.00	$21,566.00	$1.03	$21,566.00	$1.03
Class D Notes	$0.00	$0.00	$34,540.67	$1.64	$34,540.67	$1.64
Total	$16,007,197.67	$14.92	$221,806.58	$0.21	$16,229,004.25	$15.13

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	Nov-14
Payment Date	12/15/2014
Transaction Month	25

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$201,775,663.72	0.6185643	$185,768,466.05	0.5694925
Class A-4 Notes	$95,610,000.00	1.0000000	$95,610,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Class D Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$371,025,663.72	0.3457674	$355,018,466.05	0.3308499

Pool Information
Weighted Average APR	4.104%	4.101%
Weighted Average Remaining Term	36.33	35.48
Number of Receivables Outstanding	25,781	25,246
Pool Balance	$386,599,582.17	$369,480,973.75
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$371,344,416.25	$355,080,439.46
Pool Factor	0.3527213	0.3371028

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,480,241.20
Targeted Credit Enhancement Amount	$5,542,214.61
Yield Supplement Overcollateralization Amount	$14,400,534.29
Targeted Overcollateralization Amount	$14,462,507.70
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$14,462,507.70

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,480,241.20
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,480,241.20
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,480,241.20

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	Nov-14
Payment Date	12/15/2014
Transaction Month	25

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		61	$148,207.76
(Recoveries)		59	$11,484.55
Net Losses for Current Collection Period			$136,723.21
Cumulative Net Losses Last Collection Period			$4,747,952.96
Cumulative Net Losses for all Collection Periods			$4,884,676.17

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.42%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.99%	400	$7,368,094.20
61-90 Days Delinquent	0.22%	42	$813,329.65
91-120 Days Delinquent	0.07%	12	$258,690.34
Over 120 Days Delinquent	0.19%	32	$692,914.12
Total Delinquent Receivables	2.47%	486	$9,133,028.31

Repossession Inventory:
Repossessed in the Current Collection Period		14	$248,051.91
Total Repossessed Inventory		27	$547,352.77

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.6679%
Preceding Collection Period			0.7013%
Current Collection Period			0.4340%
Three Month Average			0.6011%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3144%
Preceding Collection Period			0.2987%
Current Collection Period			0.3406%
Three Month Average			0.3179%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer